BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net of discounts	$ 7,195	$ 1,603
Cost of goods sold	7,313	995
Gross profit (loss)	(118)	608
Selling, general and administrative	4,116,657	1,555,580
Write-off of notes receivable and investments	21,500	65,000
Operating loss	(4,138,275)	(1,619,972)
Interest expense	(491,385)	(153,520)
Gain on debt extinguishment	37,461	0
Change in fair value of derivative liabilities	77,228	192,759
Segment Net loss	$ (4,514,971)	$ (1,580,733)